Offerings - Offering: 1	Sep. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, US$0.0000695652173913043
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit	1.83
Maximum Aggregate Offering Price	$ 16,470,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,274.51
Offering Note	This registration statement on Form S-8 (this “Registration Statement”) registers Class A ordinary shares, par value of US$0.0000695652173913043 per share (the “Class A Ordinary Shares”), of BGIN BLOCKCHAIN LIMITED (the “Registrant”) issuable pursuant to the BGIN BLOCKCHAIN LIMITED Equity Incentive Plan (the “Plan”). In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued under the Plan to prevent dilution from share splits, share dividends, or similar transactions as provided in the Plan.

Estimated for the sole purpose of computing the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrant’s Class A Ordinary Shares on September 24, 2026, as reported on the Nasdaq Global Market.